AREAS OF JUDGMENT AND ESTIMATION UNCERTAINTY (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Goodwill	$ 49,786	$ 49,786
Provision for reclamation and closure costs	84,200	62,172	$ 58,330
Puna Operations Inc.
Disclosure of changes in accounting estimates [line items]
Carrying value	$ 141,900	$ 131,000